Cover	Dec. 21, 2021
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 21, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	001-39949
Entity Registrant Name	HYPERFINE, INC.
Entity Central Index Key	0001833769
Entity Tax Identification Number	98-1569027
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	351 New Whitfield
Entity Address, Address Line Two	Street
Entity Address, City or Town	Guilford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06437
City Area Code	203
Local Phone Number	458-7100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	HYPR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	HealthCor Catalio Acquisition Corp.
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	55 Hudson Yards
Entity Address, Address Line Two	28th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001